UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        February 18, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         48
Form 13F Information Table Value Total:   $172,862
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                     TITLE
                                      OF                   VALUE     SHRS OR             INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP     (X$1000)   PRN AMT   SH/ PRN   DISCRETION SOLE   SHARED   NONE
PEPSICO INCORPORATED                  COM     713448108       8,512    140,000    SH        SOLE                   140,00
SCHLUMBERGER LTD                      COM     806857108       8,266    127,000    SH        SOLE                   127,00
INTERNATIONAL BUSINESS MACHINE        COM     459200101       7,474     57,100    SH        SOLE                   57,100
BHP BILLITON LTD - SPON ADR           ADR     088606108       7,309     95,440    SH        SOLE                   95,440
CATERPILLAR TRACTOR CO                COM     149123101       7,281    127,755    SH        SOLE                   127,75
EXXON MOBIL CORPORATION               COM     30231G102       6,751     99,000    SH        SOLE                   99,000
UNION PACIFIC CORPORATION             COM     907818108       6,338     99,180    SH        SOLE                   99,180
BERKSHIRE HATHAWAY                    COM     084670108       6,150         62    SH        SOLE                       62
MICROSOFT CORP.                       COM     594918104       5,700    187,000    SH        SOLE                   187,00
3M COMPANY                            COM     88579Y101       5,638     68,200    SH        SOLE                   68,200
WAL-MART STORES                       COM     931142103       5,387    100,784    SH        SOLE                   100,78
TARGET CORP                           COM     87612E106       4,837    100,000    SH        SOLE                   100,00
INTEL CORP                            COM     458140100       4,835    237,000    SH        SOLE                   237,00
ROYAL DUTCH SHELL PLC - ADR A         ADR     780259206       4,809     80,000    SH        SOLE                   80,000
ABBOTT LABS                           COM     002824100       4,481     83,000    SH        SOLE                   83,000
CISCO SYSTEMS INC                     COM     17275R102       4,149    173,300    SH        SOLE                   173,30
BP P.L.C.                             ADR     055622104       4,027     69,466    SH        SOLE                   69,466
KIMBERLY CLARK CORPORATION            COM     494368103       3,988     62,600    SH        SOLE                   62,600
EMERSON ELECTRIC CO                   COM     291011104       3,698     86,800    SH        SOLE                   86,800
ILLINOIS TOOL WORKS                   COM     452308109       3,647     76,000    SH        SOLE                   76,000
ORACLE CORP                           COM     68389X105       3,410    139,000    SH        SOLE                   139,00
AMERICAN EXPRESS COMPANY              COM     025816109       3,120     77,000    SH        SOLE                   77,000
HSBC HOLDINGS PLC-SPONS ADR           ADR     404280406       3,111     54,500    SH        SOLE                   54,500
BRISTOL-MYERS SQUIBB CO               COM     110122108       3,030    120,000    SH        SOLE                   120,00
GENERAL ELECTRIC COMPANY              COM     369604103       2,935    194,000    SH        SOLE                   194,00
PROCTER & GAMBLE CO                   COM     742718109       2,850     47,000    SH        SOLE                   47,000
LOWE'S CORP                           COM     548661107       2,713    116,000    SH        SOLE                   116,00
JM SMUCKER CO                         COM     832696405       2,711     43,900    SH        SOLE                   43,900
HOSPIRA INC                           COM     441060100       2,708     53,100    SH        SOLE                   53,100
VISA INC/A                            COM     92826C839       2,563     29,300    SH        SOLE                   29,300
PHILIP MORRIS INTERNATIONAL           COM     718172109       2,443     50,700    SH        SOLE                   50,700
AMETEK INC                            COM     031100100       2,367     61,900    SH        SOLE                   61,900
MERCK & CO.                           COM     58933Y105       2,265     62,000    SH        SOLE                   62,000
PRAXAIR INC                           COM     74005P104       2,176     27,100    SH        SOLE                   27,100
MEDCO HEALTH SOLUTIONS INC            COM     58405U102       2,032     31,800    SH        SOLE                   31,800
GLAXOSMITHKLINE PLC                   ADR     37733W105       2,028     48,000    SH        SOLE                   48,000
YUM BRANDS INC                        COM     988498101       2,021     57,800    SH        SOLE                   57,800
COVIDIEN LTD                          COM     G2554F105       1,777     37,100    SH        SOLE                   37,100
DEVRY INC                             COM     251893103       1,770     31,200    SH        SOLE                   31,200
AMERIPRISE FINANCIAL INC              COM     03076C106       1,700     43,800    SH        SOLE                   43,800
WALGREENS                             COM     931422109       1,649     44,900    SH        SOLE                   44,900
WEATHERFORD INTERNATIONAL             COM     H27013103       1,533     85,600    SH        SOLE                   85,600
NALCO HOLDINGS CO                     COM     62985Q101       1,339     52,500    SH        SOLE                   52,500
ITC HOLDINGS CORP                     COM     465685105       1,339     25,700    SH        SOLE                   25,700
TRANSOCEAN LTD                        COM     H8817H100       1,333     16,100    SH        SOLE                   16,100
ENBRIDGE INC.                         COM     29250N105       1,211     26,200    SH        SOLE                   26,200
FRANKLIN RESOURCES                    COM     354613101         769      7,300    SH        SOLE                    7,300
FLOWSERVE CORP                        COM     34354P105         681      7,200    SH        SOLE                    7,200

GRAND TOTALS                                              172,862   3,660,387


